Rule 497(j)
                                                                  File Nos.
                                                                  33-90208;
                                                                  811-08998

                               The Acacia Group
                             National Headquarters
                           51 Louisiana Avenue, N.W.
                            Washington, D.C.  20001
                                (202) 628-4506


May 5, 1997


VIA EDGAR Transmission

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

Re:   Acacia National Variable Life Separate Account I
      (File Nos. 33-90208 and 811-08998)
      Rule 497(j) Certification

Dear Commissioners:

In lieu of filing with the Commission the definitive Prospectus dated May 1, 1997, for Acacia National Variable Life Separate Account I ( Separate Account I ), as otherwise required by Rule 497(c) under the Securities Act of 1933 (the 1933 Act ), Acacia National Life Insurance Company, on behalf of Separate Account I, hereby certifies that:

      (1) the form of Prospectus that would have been filed under Rule 497(c) would not have differed from that contained in the post-effective amendment no. 3 to the Separate Account I s registration statement on Form S-6 under the 1933 Act ( amendment no. 3"), as filed with the Commission on May 1, 1997; and

      (2) the text of post-effective amendment no. 3 has been filed with the Commission electronically.

Sincerely,

/s/ Ellen Jane Abromson

Ellen Jane Abromson
2nd Vice President and
 Associate Counsel




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